Leases	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Leases

Note 8 – Leases

In August 2016, Uwharrie Bank entered into a lease for its loan production office in Charlotte. The terms are a five-year lease period expiring in September of 2021 with two five-year renewal options at the expiration of the initial term. Monthly lease payments of $12,656 were due for the first year. The payments escalate 2.625% each year on the anniversary.

Uwharrie Bank entered into a lease in 2018 for a branch in Charlotte, North Carolina. The lease has a ten-year term expiring in 2028 with two five-year renewal options. Monthly lease payments of $14,683 are due for the first year. The payments then escalate 2% each year on the anniversary.

Total rental expense related to the operating leases was $339,782, $155,575, and $89,369 for the years ended December 31, 2018, 2017 and 2016, respectively, and is included in net occupancy expense. A table detailing the lease expense associated with the aforementioned properties is below.

Year ending December 31,
(dollars in thousands)
2019	$345
2020	345
2021	306
2022	189
2023	189
Thereafter	812
Total	$2,186